FINANCE COSTS, NET (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCE COSTS, NET

	Year ended	Year ended	Year ended
	31 March 2025	31 March 2024	31 March 2023
	USD	USD	USD
Interest on
Convertible loan notes	238,960	266,520	80,822
Loan from immediate holding company	129,423	187,584	78,926
Loan from a related company	24,548	80,219	60,712
Lease liabilities	17,236	18,328	-
	410,167	552,651	220,460